Leases - Summary of Contractual Receipts for Lease Contract Due (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	$ 5,913
2021
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	642
2022
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	591
2023
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	609
2024
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	642
2025
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	646
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	$ 2,783